Condensed Financial Information of the Parent Company	12 Months Ended
Dec. 31, 2022
Condensed Financial Information Disclosure [Abstract]
CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY
22.	CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY

The Group performed a test on the restricted net assets of consolidated subsidiaries in accordance with Securities and Exchange Commission Regulation S-X Rule 4-08 (e) (3), “General Notes to Financial Statements” and concluded that the Group is required to disclose the financial statements for the parent Company.

CONDENSED PARENT COMPANY BALANCE SHEETS

	As of December 31,
	2021	2022
ASSETS
Investment in subsidiaries	$-	$
Total assets	-

LIABILITIES AND SHAREHOLDERS’ EQUITY
Deficit in investment in subsidiaries	21,436		5,284
Total liabilities	21,436		5,284

Shareholders’ deficit
Ordinary shares (par value of US0.00005 per share; 225,000,000 shares authorized as of December 31, 2021 and 2022; 225,000,000 shares issued and outstanding as of December 31, 2021 and 2022, respectively)	11		11
Convertible Preferred shares (par value US0.00005; 45,614,646 Series A preferred shares, 27,053,437 limited Series A preferred shares and 121,000,531 Series B preferred shares authorized, issued and outstanding as of December 31, 2021 and 2022, respectively)	10		10
Additional paid in capital	75,091		95,751
Accumulated deficit	(96,548)		(101,056)
Total shareholders’ deficit	$(21,436)		$(5,284)
TOTAL LIABILITIES AND DEFICIT	$-		$-

CONDENSED PARENT COMPANY STATEMENTS OF OPERATIONS

	For the years ended December 31,
	2020	2021	2022
Operating loss:
Share of loss of subsidiaries	$(12,993)	$(23,721)	(6,669)

Loss before income tax expense	(12,993)	(23,721)	(6,669)
Income tax expense	-	-	-
Net loss	$(12,993)	$(23,721)	(6,669)

CONDENSED PARENT COMPANY STATEMENTS OF CASH FLOW

For the years ended December 31,
	2021	2022	2022
Cash flows from operating activities
Cash flows from investing activities	$-	$-	$-
Cash flows from financing activities	-	-	-
Net increase in cash and restricted cash	-	-	-
Cash and restricted cash, at beginning of year	-	-	-
Cash and restricted cash, at end of year	$-	$-	$-